UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
Dec. 31, 2023 USD ($)
Cash Flows from Operating Activities:
Net income (loss)	$ (3,410,614)
Changes in operating assets and liabilities:
Prepaids and other current assets	59,741
Accounts payable and accrued expenses	1,169,983
Net cash from operating activities	(632,595)
Cash Flows from Investing Activities:
Net cash from financing activities	(4,335)
Cash Flows from Financing Activities:
Proceeds from loan payable, related party	190,000
Proceeds from note payable	200,000
Net cash from financing activities	525,000
NET CHANGE IN CASH AND CASH EQUIVALENTS	(111,930)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	230,664
CASH AND CASH EQUIVALENTS, END OF PERIOD	118,734
Digital Health Acquisition Corp.
Cash Flows from Operating Activities:
Net income (loss)	(4,413,866)
Adjustments to reconcile net income (loss) to net cash used by operating activities:
Interest earned on investments held in Trust Account	(358,767)
Change in fair value of PIPE Forward Contract Derivative	(170,666)
Changes in operating assets and liabilities:
Accounts payable and accrued expenses	1,631,724
Net cash from operating activities	(962,042)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(350,000)
Cash withdrawn from Trust Account to pay franchise and income taxes	71,436
Cash withdrawn from Trust Account in connection with redemptions	6,796,063
Net cash from financing activities	6,517,499
Cash Flows from Financing Activities:
Advances from related party	95,037
Repayment of advances from related party	(21,066)
Proceeds from Bridge Note	100,000
Proceeds from M2B Note	145,000
Proceeds from loan payable, related party	576,500
Redemption of common stock	(6,796,063)
Net cash from financing activities	(5,660,592)
NET CHANGE IN CASH AND CASH EQUIVALENTS	(105,135)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	106,998
CASH AND CASH EQUIVALENTS, END OF PERIOD	1,863
Non-cash investing and financing activities:
Common stock issued for legal settlement	214,200
Bridge Note - Embedded Derivative - settled with Exchange Note	244,444
Excise tax attributable to redemption of common stock	72,396
Common stock issued as financing cost in Extension Note	78,349
ELOC | Digital Health Acquisition Corp.
Adjustments to reconcile net income (loss) to net cash used by operating activities:
Initial loss on and change in fair value of ELOC	203,720
Bridge Notes | Digital Health Acquisition Corp.
Adjustments to reconcile net income (loss) to net cash used by operating activities:
Change in fair value of Bifurcated Derivative	(120,267)
Changes in operating assets and liabilities:
Accrued interest expense	429,006
Default Interest M2B	1,579,927
Additional Bridge Notes | Digital Health Acquisition Corp.
Adjustments to reconcile net income (loss) to net cash used by operating activities:
Initial fair value of Additional Bridge Note	(11,111)
Change in fair value	2,726
Changes in operating assets and liabilities:
Accrued interest expense	12,642
Promissory note - M2B | Digital Health Acquisition Corp.
Changes in operating assets and liabilities:
Accrued interest expense	22,958
Extension Notes | Digital Health Acquisition Corp.
Adjustments to reconcile net income (loss) to net cash used by operating activities:
Change in fair value of Bifurcated Derivative	(1,630)
Changes in operating assets and liabilities:
Accrued interest expense	133,748
Non-cash investing and financing activities:
Financing costs included in Extension Note	60,000
Warrants issued as financing cost in Extension Note	40,130
Exchange Note | Digital Health Acquisition Corp.
Adjustments to reconcile net income (loss) to net cash used by operating activities:
Change in fair value	97,814
Non-cash investing and financing activities:
Bridge Promissory note, net of discount - settled with Exchange Note	$ 2,279,300